Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 9,185,742	$ 5,923,440
Financial assets at fair value through profit or loss	741,042	389,875
Securities	665,242	368,574
Derivative financial instruments	75,464	20,981
Collateral for credit card operations	336	320
Financial assets at fair value through other comprehensive income	9,913,517	8,805,745
Securities	9,913,517	8,805,745
Financial assets at amortized cost	26,701,505	24,988,919
Credit card receivables	12,259,276	12,414,133
Loans to customers	5,321,885	3,202,334
Compulsory and other deposits at central banks	6,743,336	7,447,483
Other receivables	1,413,443	1,689,030
Other financial assets	78,147	131,519
Securities	885,418	104,420
Other assets	663,578	936,209
Deferred tax assets	1,818,339	1,537,835
Investments in associates	99,365
Right-of-use assets	20,344	30,459
Property, plant and equipment	25,879	39,294
Intangible assets	347,616	295,881
Goodwill	414,287	397,538
Total assets	49,931,214	43,345,195
Liabilities
Financial liabilities at fair value through profit or loss	340,912	242,615
Derivative financial instruments	32,329	28,173
Instruments eligible as capital		3,988
Repurchase agreements	308,583	210,454
Financial liabilities at amortized cost	39,918,963	34,582,759
Deposits	28,855,065	23,691,130
Payables to network	9,333,541	9,755,285
Borrowings and financing	1,730,357	1,136,344
Salaries, allowances and social security contributions	180,181	166,876
Tax liabilities	1,102,086	1,300,845
Lease liabilities	26,197	36,942
Provision for lawsuits and administrative proceedings	22,551	8,082
Deferred income	71,636	68,360
Other liabilities	621,612	532,331
Total liabilities	42,284,138	36,938,810
Equity
Share capital	84	84
Share premium reserve	5,053,776	4,972,922
Accumulated gains	3,420,596	1,276,949
Other comprehensive income (loss)	(828,167)	156,430
Equity attributable to shareholders of the parent company	7,646,289	6,406,385
Equity attributable to non-controlling interests	787
Total equity	7,647,076	6,406,385
Total liabilities and equity	$ 49,931,214	$ 43,345,195